STOCKHOLDERS' EQUITY (Details)	6 Months Ended	8 Months Ended
	Jun. 30, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jul. 23, 2021 $ / shares	Mar. 31, 2021 shares	Feb. 28, 2021 shares	Sep. 30, 2020 shares	Aug. 03, 2020 USD ($) shares	Jul. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares
Temporary Equity, Shares Outstanding	437,182,072	362,011,991							190,084,166
Common Stock, Shares Authorized	498,017,734	450,000,098			498,017,734				335,130,459
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001							$ 0.0001
Common Stock, Shares, Issued	13,917,981	10,889,451							8,051,722
Common Stock, Shares, Outstanding	13,917,981	10,889,451							8,051,722
Class A common stock subject to possible redemption	437,182,072	362,011,991							190,084,166
Churchill Capital Corp IV
Temporary Equity, Shares Outstanding		185,343,777				186,248,002	191,473,711
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	0	0		0
Preferred Stock, Shares Outstanding	0	0		0
Gross proceeds from sale of units | $		$ 2,033,596,400
Class A common stock subject to possible redemption		185,343,777				186,248,002	191,473,711
Churchill Sponsor LLC [Member] | Churchill Capital Corp IV
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets | $							$ 5,000,001
Sponsor | Churchill Capital Corp IV
Equity Method Investment, Ownership Percentage	20.00%	20.00%
Class A Common Stock
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.0001
Class A Common Stock | Churchill Capital Corp IV
Temporary Equity, Shares Outstanding	207,000,000	185,343,777
Common Stock, Shares Authorized		400,000,000						400,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001						$ 0.0001
Common shares, votes per share	1							1
Common Stock, Shares, Issued	0	21,656,223
Common Stock, Shares, Outstanding	0	21,656,223
Class A common stock subject to possible redemption	207,000,000	185,343,777
Class A Common Stock Subject to Redemption | Churchill Capital Corp IV
Temporary Equity, Shares Outstanding	207,000,000	185,343,777
Shares issued, price per share | $ / shares	$ 10.00
Gross proceeds from sale of units | $	$ 2,070,000,000
Class A common stock subject to possible redemption	207,000,000	185,343,777
Class A Common Stock Subject to Redemption | Churchill Sponsor LLC [Member] | Churchill Capital Corp IV
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets | $	$ 5,000,001
Class A Common Stock Not Subject to Redemption | Churchill Capital Corp IV
Common Stock, Shares Authorized	400,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Common Stock, Shares, Issued		21,656,223
Common Stock, Shares, Outstanding	0	21,656,223
Class B Common Stock | Churchill Capital Corp IV
Common Stock, Shares Authorized	100,000,000	100,000,000						100,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001						$ 0.0001
Common shares, votes per share	1							1
Common Stock, Shares, Issued	51,750,000	51,750,000		51,750,000				51,750,000
Common Stock, Shares, Outstanding	51,750,000	51,750,000		51,750,000				51,750,000